BASIS OF PRESENTATION (Details)	12 Months Ended
Dec. 31, 2024
Subsidiaries One [Member]
Statement [Line Items]
Subsidiary name	Gold Canyon Resources Inc.
Subsidiary ownership percentage	100.00%
Subsidiary place of incorporation	Northwestern Ontario, Canada
Subsidiaries Two [Member]
Statement [Line Items]
Subsidiary name	Duparquet Gold Mines Inc
Subsidiary ownership percentage	100.00%
Subsidiary place of incorporation	Québec, Canada